RECAPITALIZATION	6 Months Ended
Jun. 30, 2025
Parent Company [Member]
RECAPITALIZATION

NOTE 4. RECAPITALIZATION

On August 26, 2024, PowerUp Acquisition Corp. (‘PowerUp”) entered into an Agreement and Plan of Merger (as amended from time to time, the “Business Combination Agreement”) with PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), the New Sponsor, Stephen Quesenberry, in the capacity as the seller representative, and Aspire Biopharma, Inc., a Puerto Rico corporation.

On the Closing Date, Merger Sub merged with and into Aspire Biopharma, Inc, with Aspire Biopharma, Inc being the surviving company. After giving effect to the Business Combination, Aspire Biopharma, Inc became a wholly owned subsidiary of Aspire Biopharma Holdings, Inc., a Delaware corporation (f/k/a PowerUp Acquisition Corp.) (“New Aspire”). In accordance with the terms and subject to the conditions of the Business Combination Agreement and the Proposed Charter, at Closing Date, the Aspire Biopharma, Inc Stockholders collectively received, in the aggregate, a number of shares of duly authorized, validly issued, fully paid and nonassessable shares of New Aspire Biopharma, Inc Common Stock with an aggregate value equal to (a) $350 million less (b) the amount by which Aspire Biopharma, Inc’s cash at Closing is less than the Minimum Cash Condition (but only in the event the Minimum Cash Condition is waived by PowerUp), if any, less (c) Aspire’s Indebtedness at Closing.

To the satisfaction or waiver of the conditions of the Business Combination Agreement, PowerUp migrated out of the Cayman Islands and domesticated as a Delaware corporation. Also prior to the Closing Date, Aspire Biopharma, Inc deregistered as a Puerto Rican entity and domesticated as a Delaware corporation (the “Aspire Domestication”) in accordance with Section 3746 of the Puerto Rico General Corporations Act (as amended) and Section 388 of the Delaware General Corporation Law. Pursuant to the Aspire Domestication, Aspire’s jurisdiction of incorporation was changed from Puerto Rico to the State of Delaware. In connection with the Aspire Domestication, all issued and outstanding shares of Aspire’s pre-domestication voting common stock, Series A preferred stock, and any unconverted warrants automatically converted, on a one-for-one basis, into shares of the post-domesticated entity’s common stock, Series A preferred stock, and warrants, respectively.

In connection with the PowerUp Domestication, prior to the consummation of the Business Combination (the” Closing Date”): (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share (the “Class A common stock”), of PowerUp converted, on a one-for-one basis, into a duly authorized, validly issued, fully paid and nonassessable share of Class A common stock, par value $0.0001 per share, of New Aspire (the “New Aspire Class A Common Stock”); and (ii) each issued and outstanding whole warrant to purchase Class A common stock of PowerUp automatically represented the right to purchase one share of New Aspire Class A Common Stock, at an exercise price of $11.50 per share on the terms and conditions set forth in the Warrant Agreement, dated as of February 17, 2022, by and between PowerUp and Equiniti Trust Company, LLC (f/k/a American Stock Transfer & Trust Company), a New York limited purpose trust company, as warrant agent (in such capacity, the “Warrant Agent”, also referred to herein as the “Transfer Agent”) (the “Warrant Agreement”). Immediately following the PowerUp Domestication, (i) the New Aspire Class A Common Stock reclassified as common stock, par value $0.0001 per share (the “New Aspire Common Stock”); (ii) each issued and outstanding unit of PowerUp that had not been previously separated into the underlying Class A ordinary share and underlying one-half of one warrant upon the request of the holder thereof were cancelled and entitled the holder thereof to one share of New Aspire Common Stock and one-half of one public warrant, with a whole public warrant representing the right to acquire one share of New Aspire Common Stock at an exercise price of $11.50 per share on the terms and conditions set forth in the Warrant Agreement; (iii) the governing documents of PowerUp were amended and restated and become the certificate of incorporation and the bylaws of New and (iv) the form of the certificate of incorporation and the bylaws were appropriately adjusted to give effect to any amendments contemplated by the form of certificate of incorporation or the bylaws that are not adopted and approved by the PowerUp shareholders, other than the amendments to the PowerUp governing documents that are contemplated by the Organizational Documents Proposal, which is a condition to the Closing of the Business Combination. No fractional warrants were issued upon the separation of units and only whole warrants are traded.

Immediately prior to the effective time of the consummation of the Business Combination, Aspire Biopharma, Inc caused (i) each share of Aspire Biopharma, Inc Preferred Stock that is issued and outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of Aspire Common Stock at the then-effective conversion rate (the “Preferred Conversion”). All of the shares of Aspire Preferred Stock converted into shares of Aspire Common Stock were no longer outstanding and ceased to exist, and each holder of Aspire Biopharma, Inc Preferred Stock thereafter ceased to have any rights with respect to such Aspire Biopharma, Inc Preferred Stock. Aspire Biopharma, Inc caused each Aspire Biopharma, Inc Warrant to be terminated in exchange for shares of Aspire Common Stock in accordance with the respective warrant agreements associated with each such warrant.

On February 17, 2025 (the “Closing Date), the Business Combination was consummated. In connection with the consummation of the Business Combination ( PowerUp Acquisition Corp. changed its name to Aspire Biopharma Holdings, Inc.

On February 17, 2025, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC, a sole member entity controlled by Aspire’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. (a firm that Mr. Friedman controls) that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, the Company issued two 20% original issue discount senior secured convertible debentures (“Debentures”) in an aggregate principal amount of $3,750,000 million, and may issue additional Debentures upon the mutual agreement of the Company and the holders of Debentures representing at least a majority of the aggregate principal and interest owed under the outstanding Debentures (“Requisite Holders”), under the Securities Purchase Agreement (the “Offering”). The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures) of the Company’s shares of common stock during the five trading day period ending on the trading day immediately prior to delivery or deemed delivery of the applicable Conversion Notice (as defined in the Debentures), subject to adjustments related to the trading price of the Company’s common stock provided that no conversion may be at a price per share less than the floor price of $4.00 per share ( See Note 8).

In connection with the Business Combination, on the Closing Date, certain officers, directors, and stockholders of Aspire Biopharma, Inc each entered into a non-competition agreement and lock-up agreements with the Company.

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, PowerUp, who is the legal acquirer, was treated as the “acquired” company for financial reporting purposes and Aspire Biopharma, Inc was treated as the accounting acquirer. Aspire Biopharma, Inc has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under the redemption scenarios:

●	Aspire Biopharma Inc’s existing stockholders will have more than 64.4% of the voting interest of New Aspire under both the no redemption and maximum redemption scenarios;

●	Aspire Biopharma Inc’s senior management will comprise the senior management of New Aspire;

●	the directors nominated by Aspire will represent the majority of the board of directors of New Aspire;

●	Aspire Biopharma Inc’s operations will comprise the ongoing operations of New Aspire; and

●	New Aspire will assume Aspire’s name.

Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of a capital transaction in which Aspire is issuing stock for the net assets of PowerUp. The net assets of PowerUp will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of Aspire Biopharma, Inc.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $811,370 as a result of the Business Combination, offset by total transaction costs of $545,543. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ deficit for the six months ended June 30, 2025:

Cash-trust and cash, net of redemptions	$811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Business Combination	265,827

Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)

Add: other, net	85,000
Reverse recapitalization, net	$(4,602,576)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

PowerUp Class A common stock, outstanding prior to the Business Combination	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Business Combination	-
Business Combination Class A common stock	7,257,513
Issuance of shares related working capital agreements	3,749,984
Aspire Biopharma, Inc Shares	35,000,000
Class A and B Common Stock immediately after the Business Combination	46,007,497

The number of Aspire Biopharma, Inc shares was determined as follows:

	Aspire Biopharma, In Shares	Aspire’s Shares after conversion ratio
Class A Common Stock issued to existing Aspire Biopharma, Inc Shareholders	531,822,059	33,337,500
Class A Common Stock obligation shares issued	-	1,662,500
	531,822,059	35,000,000

Public and private placement warrants

The 14,374,969 Public Warrants issued at the time of PowerUp’s initial public offering, and 9,763,333 warrants issued in connection with private placement at the time of PowerUp’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company.

Redemption

Prior to the closing of the Business Combination, certain PowerUp public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 507,631 shares of PowerUp Class A common stock for an aggregate payment of $5,882,859.